Pension and Other Postretirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Selling, general and administrative expenses	Mar. 31, 2013 Japanese plans	Mar. 31, 2012 Japanese plans	Mar. 31, 2013 Japanese plans Level 1 Equity securities Japan	Mar. 31, 2012 Japanese plans Level 1 Equity securities Japan	Mar. 31, 2013 Japanese plans Level 1 Equity securities United States	Mar. 31, 2012 Japanese plans Level 1 Equity securities United States	Mar. 31, 2013 Japanese plans Level 1 Equity securities Other Countries	Mar. 31, 2012 Japanese plans Level 1 Equity securities Other Countries	Mar. 31, 2013 Japanese plans Level 2	Mar. 31, 2012 Japanese plans Level 2	Mar. 31, 2013 Japanese plans Level 2 Corporate, government, agency and local bonds Japan	Mar. 31, 2012 Japanese plans Level 2 Corporate, government, agency and local bonds Japan	Mar. 31, 2013 Japanese plans Level 2 Corporate, government, agency and local bonds United States	Mar. 31, 2012 Japanese plans Level 2 Corporate, government, agency and local bonds United States	Mar. 31, 2013 Japanese plans Level 2 Corporate, government, agency and local bonds Other Countries	Mar. 31, 2012 Japanese plans Level 2 Corporate, government, agency and local bonds Other Countries	Mar. 31, 2013 Foreign plans	Mar. 31, 2012 Foreign plans	Mar. 31, 2013 Foreign plans Level 1 Equity securities Japan	Mar. 31, 2012 Foreign plans Level 1 Equity securities Japan	Mar. 31, 2013 Foreign plans Level 1 Equity securities United States	Mar. 31, 2012 Foreign plans Level 1 Equity securities United States	Mar. 31, 2013 Foreign plans Level 1 Equity securities Other Countries	Mar. 31, 2012 Foreign plans Level 1 Equity securities Other Countries
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations		¥ 1,197,913	¥ 1,121,200															¥ 610,517	¥ 472,765
Pension plan assets, allocations (in percentage)				10.00%	13.00%	43.00%	41.00%	47.00%	46.00%			23.00%	29.00%	24.00%	24.00%	53.00%	47.00%			6.00%	6.00%	56.00%	54.00%	38.00%	40.00%
Derivative instruments, asset position, gross										6,623	4,672
Derivative instruments, liability position, gross										4,129	10,179
Expected contribution to pension plans in the year ending March 31, 2014		70,217																24,727
Cost of special early retirement support plan	¥ 10,354